3. Other income, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY	Dec. 31, 2014 ZHEJIANG JIAHUAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY	Dec. 31, 2012 ZHEJIANG JIAHUAN CNY
Exchange (loss)/gain, net	$ (12)	$ (18)	$ (17)
Government grant							73	0	0
Rental income	77	72	65				850	665	701
Interest income							17	32	68
Sundry income							135	0	298
Other income, net	65	54	48				1,075	697	1,067
Gain on disposal of intangible asset				150	23
Gain on disposal of property, plant and equipment				7	41
Subsidy income (note i)				4,163	6,893	7,170
Sales of scrapped materials				6	18	31
Others				269	449	140
Total	$ 65	$ 54	$ 48	4,595	7,424	7,341	1,075	697	1,067